Convertible Credit Facility (Components Of Convertible Credit Facility) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Principal amount of convertible debenture	$ 500,000	$ 500,000
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	259	127
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)
Carrying amount of debt host contract	93,597	93,465
Embedded derivative liability	8,876	48,388
CONVERTIBLE CREDIT FACILITY	102,473	141,853
Accrued interest	6,301	6,301
Transaction costs allocated to deferred charges	(2,796)	(2,799)
Net carrying amount of convertible credit facility	$ 105,978	$ 145,355